PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consists of the following:

	As of June 30,
	2025	2024
Furniture and Fixtures	$42,737	$43,375
Beauty equipment	586,514	587,479
Office equipment	33,360	33,537
Leasehold improvement	583,368	676,279
Computer Equipment	40,782	40,999
Subtotal	1,286,761	1,381,669
Less: accumulated depreciation	(1,220,537)	(1,236,684)
Property and equipment, net	$66,224	$144,985